Related Party Balances and Transactions (Details)											1 Months Ended			12 Months Ended					36 Months Ended
	Dec. 09, 2022 USD ($) $ / shares	Jan. 13, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 01, 2022 HKD ($)	Nov. 17, 2021 AUD ($)	May 27, 2021 USD ($)	Oct. 02, 2020	Apr. 01, 2020 USD ($)	Apr. 01, 2020 HKD ($)	Aug. 13, 2019 USD ($)	Oct. 30, 2021 USD ($)	Oct. 30, 2021 HKD ($)	Feb. 28, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 HKD ($)	Feb. 01, 2023 shares	Feb. 25, 2022 shares	Dec. 30, 2021 shares	Mar. 26, 2021 shares	Jan. 02, 2021 shares	Jan. 02, 2020 shares
Related Party Balances and Transactions (Details) [Line Items]
Owned percentage	34.56%
Line of credit debt financing										$ 15,000,000
Line of credit period		3 years
Undrawn line of credit amount										$ 9,500,000
Loan for the borrowers (in Dollars)					$ 700,000
Loans interest-bearing rate					10.00%
Line of credit amount		$ 1,000,000
Line of credit maturity date		Jan. 12, 2023
Interest rate	7.00%	10.00%
Outstanding amount		$ 400,000
Original principal amount	$ 3,000,000
Maturity date	12 months
Services fees			$ 3,205	$ 25,000
Landing Fees and Other Rentals																			$ 16,667	$ 130,000
Shares issued (in Shares) | shares																					122		0.001
Consideration amount						$ 1
Additional paid-in capital						$ 303,419
Maximum [Member]
Related Party Balances and Transactions (Details) [Line Items]
Decreased ownership percentage																50.00%
Minimum [Member]
Related Party Balances and Transactions (Details) [Line Items]
Decreased ownership percentage																20.00%
Ian Huen [Member]
Related Party Balances and Transactions (Details) [Line Items]
Owned percentage														34.56%	34.56%
Clark Cheng [Member] | Maximum [Member]
Related Party Balances and Transactions (Details) [Line Items]
Increase decrease equity interest, percentage																						91.00%			92.00%
Clark Cheng [Member] | Minimum [Member]
Related Party Balances and Transactions (Details) [Line Items]
Increase decrease equity interest, percentage																						92.00%			93.00%
Class A Ordinary Shares [Member]
Related Party Balances and Transactions (Details) [Line Items]
Line of credit period							5 years						7 years
Ordinary shares par value, per share (in Dollars per share) | $ / shares	$ 10
Conversion price per share (in Dollars per share) | $ / shares	$ 12
Shares issued (in Shares) | shares																								7,875
Subsequent Event [Member] | Clark Cheng [Member] | Maximum [Member]
Related Party Balances and Transactions (Details) [Line Items]
Increase decrease equity interest, percentage																					91.00%
Subsequent Event [Member] | Clark Cheng [Member] | Minimum [Member]
Related Party Balances and Transactions (Details) [Line Items]
Increase decrease equity interest, percentage																					90.00%
Aeneas Management Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Line of credit period										3 years
Services fees																	$ 57,949	$ 452,000
Aenco Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Services fees								$ 89,744	$ 700,000								$ 69,231	$ 540,000
Aeneas Technology (Hong Kong) Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Research fee											$ 123,559	$ 963,760
CGY Investments Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Services fees														$ 13,333	$ 104,000
Services fees adjusted														21,949	171,200
ACC Medical Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Services fees														13,018	101,542
Services fees adjusted														$ 18,359	$ 143,200
Clark Cheng [Member]
Related Party Balances and Transactions (Details) [Line Items]
Shares issued (in Shares) | shares																						119			117	115
Aptorum Medical Limited [Member] | Maximum [Member]
Related Party Balances and Transactions (Details) [Line Items]
Ownership of aeneas limited and its subsidiary																										94.00%
Aptorum Medical Limited [Member] | Minimum [Member]
Related Party Balances and Transactions (Details) [Line Items]
Ownership of aeneas limited and its subsidiary																										93.00%